PORTFOLIO SELECT VARIABLE ANNUITY

Issued by

Transamerica Life Insurance Company

Supplement Dated July 7, 2009

to the

Prospectus dated May 1, 2009

The following hereby amends, and to the extent inconsistent replaces the Transamerica Series Trust Investment Choices in the prospectus:

TRANSAMERICA SERIES TRUST

Portfolio Construction Manager: Morningstar Associates, LLC

Transamerica Asset Allocation—Conservative VP – Service Class

Transamerica Asset Allocation—Growth VP – Service Class

Transamerica Asset Allocation—Moderate VP – Service Class

Transamerica Asset Allocation—Moderate Growth VP – Service Class

Transamerica International Moderate Growth VP – Service Class

Subadvised by Capital Guardian Trust Company

Transamerica Capital Guardian Value VP – Service Class

Subadvised by Federated Equity Management Company of Pennsylvania

Transamerica Federated Market Opportunity VP – Service Class

Subadvised by Pacific Investment Management Company LLC

Transamerica PIMCO Total Return VP – Service Class

Subadvised by Templeton Investment Counsel, LLC and

Transamerica Investment Management, LLC

Transamerica Templeton Global VP – Service Class

Subadvised by Transamerica Investment Management, LLC

Transamerica Equity VP – Service Class

Subadvised by Morgan Stanley Investment Management Inc.

Transamerica Van Kampen Large Cap Core VP – Service Class

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Portfolio Select Variable Annuity dated May 1, 2009